--------------------------------------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST

    MONEY MARKET PORTFOLIO
    HIGH GRADE FIXED INCOME PORTFOLIO
    STRATEGIC FIXED INCOME PORTFOLIO
    STRATEGIC INCOME PORTFOLIO
    GLOBAL INCOME PORTFOLIO
    HIGH INCOME PORTFOLIO
    BALANCED PORTFOLIO
    GROWTH AND INCOME PORTFOLIO
    GROWTH PORTFOLIO
    AGGRESSIVE GROWTH PORTFOLIO
    SMALL CAP PORTFOLIO
    GLOBAL EQUITY PORTFOLIO

Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

PROSPECTUS
May 1, 2001
---------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

                                    CONTENTS

                                    THE FUNDS
----------------------------------------------------------------------------------

What every investor                Money Market Portfolio
should know about the funds     4  Investment Objective, Strategies and Risks
                                5  Performance

                                   High Grade Fixed Income Portfolio
                                6  Investment Objective, Strategies and Risks
                                7  Performance

                                   Strategic Fixed Income Portfolio
                                8  Investment Objective, Strategies and Risks
                                9  Performance

                                   Strategic Income Portfolio
                               10  Investment Objective, Strategies and Risks
                               11  Performance

                                   Global Income Portfolio
                               12  Investment Objective, Strategies and Risks
                               13  Performance

                                   High Income Portfolio
                               14  Investment Objective, Strategies and Risks
                               15  Performance

                                   Balanced Portfolio
                               16  Investment Objective, Strategies and Risks
                               17  Performance

                                   Growth and Income Portfolio
                               18  Investment Objective, Strategies and Risks
                               19  Performance

                                   Growth Portfolio
                               20  Investment Objective, Strategies and Risks
                               21  Performance

                                   Aggressive Growth Portfolio
                               22  Investment Objective, Strategies and Risks
                               23  Performance

                                   Small Cap Portfolio
                               24  Investment Objective, Strategies and Risks
                               25  Performance

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

                                   Global Equity Portfolio
                               26  Investment Objective, Strategies and Risks
                               27  Performance

                               28  More About Risks and Investment Strategies

                              INVESTING IN THE FUNDS
----------------------------------------------------------------------------------

Information for managing       30  Purchases, Redemptions and Exchanges
your fund account
                               30  Pricing and Valuation

                              ADDITIONAL INFORMATION
----------------------------------------------------------------------------------

Additional important           31  Management
information about
the funds                      34  Dividends and Taxes
                               35  Financial Highlights

Where to learn more                Back Cover
about the funds

                                The funds are not complete or balanced
                                investment programs.

Mitchell Hutchins Series Trust    Money Market Portfolio

-------------------------------------------------------------------

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Brinson Advisors, Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:

 - CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Money Market Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods.

The fund's past performance does not necessarily indicate how it will perform in the future.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                  5.00%
1992                  3.00%
1993                  2.45%
1994                  3.43%
1995                  5.22%
1996                  4.32%
1997                  4.53%
1998                  4.51%
1999                  3.55%
2000                  4.63%

 Best quarter during years shown      --     2nd quarter, 1995:     1.36%
 Worst quarter during years shown     --     3rd quarter, 1993:     0.57%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                   CLASS H
 (INCEPTION DATE)                       (5/04/87)
 ----------------                     --------------
 One Year...........................           4.63%
 Five Years.........................           4.31%
 Ten Years..........................           4.10%
 Life of Class......................           4.09%

Mitchell Hutchins Series Trust    High Grade Fixed Income Portfolio

-------------------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Primarily, current income consistent with the preservation of capital; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in

 -  U.S. government bonds

 -  mortgage- and asset-backed bonds of both government and private issuers

 - investment grade corporate bonds, principally high quality bonds (rated in one of the three highest rating categories or of comparable quality)

To a lesser extent, the fund invests in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets (Yankee bonds). The fund may (but is not required to) use derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L. P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    High Grade Fixed Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for the period after October 10, 2000, when Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993
1994                (6.56)%
1995                 15.44%
1996                  1.41%
1997                  8.13%
1998                  6.83%
1999                (3.82)%
2000                  8.48%

 Best quarter during years shown      --     2nd quarter, 1995:      4.42%
 Worst quarter during years shown     --     1st quarter, 1994:     (4.79)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H       LEHMAN BROTHERS
 (INCEPTION DATE)                     (11/08/93)  GOVERNMENT BOND INDEX
 ----------------                     ----------  ---------------------
 One Year...........................      8.48%              13.24%
 Five Years.........................      4.10%               6.49%
 Life of Class......................      3.39%               6.35%

Mitchell Hutchins Series Trust    Strategic Fixed Income Portfolio

-------------------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds with varying maturities, although it normally limits its overall portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests primarily in

 -  mortgage- and asset-backed securities of both government and private issuers

 -  investment grade corporate bonds

 -  U.S. and foreign government bonds

 -  money market instruments

The fund also invests, to a lesser extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund invests in when-issued or delayed delivery bonds as a leveraging technique to increase its return. The fund may (but is not required to) use derivatives to help manage its portfolio duration.

The fund's investment adviser, Brinson Advisors, Inc., has appointed Pacific Investment Management Company, LLC ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different credit qualities, maturities, types and coupon interest rates. PIMCO seeks bonds that it believes to be relatively undervalued and selects bonds based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO decides to buy or sell specific bonds by analyzing their relative value and risk characteristics relative to similar bonds.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

 - LEVERAGE RISK - Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Strategic Fixed Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for periods prior to September 21, 1995, when PIMCO assumed day-to-day portfolio management responsibility from Brinson Advisors.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                 15.17%
1992                  6.76%
1993                 11.66%
1994                (5.34)%
1995                 18.51%
1996                  3.79%
1997                 11.00%
1998                  8.62%
1999                (3.32)%
2000                 11.95%

 Best quarter during years shown      --     2nd quarter, 1995:      6.20%
 Worst quarter during years shown     --     1st quarter, 1994:     (4.11)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H     LEHMAN BROTHERS
 (INCEPTION DATE)                     (7/05/89)  MORTGAGE BOND INDEX
 ----------------                     ---------  -------------------
 One Year...........................    11.95%             11.16%
 Five Years.........................     6.25%              6.91%
 Ten Years..........................     7.63%              7.82%
 Life of Class......................     7.53%              8.24%

Mitchell Hutchins Series Trust    Strategic Income Portfolio

-------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Primarily, high level of current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. The fund's foreign investments are generally denominated in foreign currencies. The fund invests in bonds of at least three (and usually considerably more) countries and invests, to a lesser extent, in U.S. dollar denominated debt securities. The fund invests only in securities of issuers in countries whose governments are deemed stable by its sub-adviser. The fund may (but is not required to) use derivatives to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, the credit quality and financial condition of individual issuers, the protection afforded by the terms of the particular obligations (where applicable), and the political and economic developments affecting the relevant country as well as recent experience in the markets or the country's government securities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

 - SINGLE ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Strategic Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993
1994
1995
1996
1997
1998
1999                  1.89%
2000                  1.00%

 Best quarter during year shown       --     1st quarter, 1999:     2.05%
 Worst quarter during year shown      --     1st quarter, 2000:    (1.11)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                   CLASS H      CLASS I     LEHMAN BROTHERS
 (INCEPTION DATE)                       (9/28/98)     (1/5/99)  AGGREGATE BOND INDEX
 ----------------                     --------------  --------  --------------------
 One Year...........................           1.00%    0.80%             11.63%
 Life of Class .....................           2.54%    1.22%                 *

-------------------

  * Average annual total returns for the Lehman Brothers Aggregate Bond Index for the life of each class shown were as follows: Class H -4.78% and Class I -5.22%.

Mitchell Hutchins Series Trust    Global Income Portfolio

-------------------------------------------------------------------

GLOBAL INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Primarily, high current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. The fund's foreign investments are generally denominated in foreign currencies. The fund invests in bonds of at least three (and usually considerably more) countries and invests, to a lesser extent, in U.S. dollar denominated debt securities. The fund invests only in securities of issuers in countries whose governments are deemed stable by its sub-adviser. The fund may (but is not required to) use derivatives to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, the credit quality and financial condition of individual issuers, the protection afforded by the terms of the particular obligations (where applicable), and the political and economic developments affecting the relevant country as well as recent experience in the markets or the country's government securities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

 - SINGLE ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Global Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                 10.30%
1992                  1.29%
1993                 16.65%
1994                (5.56)%
1995                 13.58%
1996                  6.62%
1997                  3.50%
1998                  9.69%
1999                (4.79)%
2000                  4.87%

 Best quarter during years shown      --     2nd quarter, 1990:     5.77%
 Worst quarter during years shown     --     1st quarter, 1994:    (4.44)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                       SALOMON SMITH BARNEY
 CLASS                                   CLASS H                         WORLD GOVERNMENT
 (INCEPTION DATE)                       (5/01/88)                           BOND INDEX
 ----------------                     --------------  ------------------------------------------------------
 One Year...........................           4.87%                                       1.59%
 Five Years.........................           3.86%                                       3.09%
 Ten Years..........................           5.40%                                       6.98%
 Life of Class......................           6.49%                                       7.00%

Mitchell Hutchins Series Trust    High Income Portfolio

-------------------------------------------------------------------

HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified mix of high yield, high risk U.S. and foreign corporate bonds rated below investment grade (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in other types of bonds (including mortgage- and asset-backed securities), preferred stocks and bonds that are convertible into common stock. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

 - INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    High Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993
1994
1995
1996
1997
1998
1999                  5.42%
2000               (15.14)%

 Best quarter during year shown       --     1st quarter, 1999:     2.98%
 Worst quarter during year shown      --     4th quarter, 2000:    (9.77)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H   CS FIRST BOSTON HIGH
 (INCEPTION DATE)                     (9/28/98)    YIELD BOND INDEX
 ----------------                     ---------  --------------------
 One Year...........................    (15.14)%            (5.21)%
 Life of Class .....................     (2.67)%             0.26%

Mitchell Hutchins Series Trust    Balanced Portfolio

-------------------------------------------------------------------

BALANCED PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in common and preferred stocks, U.S. government securities, and investment grade bonds and other fixed-income senior securities of private issuers. The percentage of the fund's assets invested in each type of security at any time is determined by the judgment of the sub-adviser for the fund's investments. At all times, however, the fund keeps at least 25% of its total assets in a fixed income allocation, which may consist of a combination of bonds and cash.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - ASSET ALLOCATION RISK - Alliance Capital may not be successful in choosing the best allocation of the fund's assets between equity and debt securities.

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

 - CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Balanced Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                 18.73%
1992                  5.18%
1993                 15.76%
1994                (9.59)%
1995                 23.27%
1996                 16.82%
1997                 24.86%
1998                 16.81%
1999                  1.82%
2000                  0.34%

 Best quarter during years shown      --     4th quarter, 1998:    14.29%
 Worst quarter during years shown     --     3rd quarter, 1998:    (8.46)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H    CLASS I   S&P 500
 (INCEPTION DATE)                     (6/01/88)  (8/17/99)   INDEX
 ----------------                     ---------  ---------  -------
 One Year...........................      0.34%      0.04%   (9.10)%
 Five Years.........................     11.73%       N/A    18.33%
 Ten Years..........................     10.86%       N/A    17.44%
 Life of Class......................     10.07%      2.45%       *

-------------------

  * Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class H -16.57% and Class I -1.16%.

Mitchell Hutchins Series Trust    Growth and Income Portfolio

-------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Growth and Income Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993                (2.26)%
1994                (6.18)%
1995                 30.52%
1996                 22.12%
1997                 32.45%
1998                 16.32%
1999                 10.33%
2000                (4.87)%

 Best quarter during years shown      --     4th quarter, 1998:    19.73%
 Worst quarter during years shown     --     3rd quarter, 1998:   (14.91)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H   CLASS I    S&P 500
 (INCEPTION DATE)                     (1/02/92)  (1/5/99)    INDEX
 ----------------                     ---------  --------  ----------
 One Year...........................     (4.87)%   (5.06)%     (9.10)%
 Five Years.........................     14.58%      N/A       18.33%
 Life of Class......................     10.44%     2.77%          *

-------------------

  * Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class H -16.08% and Class I -4.89%.

Mitchell Hutchins Series Trust    Growth Portfolio

-------------------------------------------------------------------

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The fund emphasizes investments in large and mid cap companies. Current income is only an incidental consideration in the fund's investments.

Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds, including bonds that are rated below investment grade. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

 - LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Growth Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                 42.10%
1992                  5.83%
1993                 19.61%
1994               (11.65)%
1995                 32.50%
1996                 18.70%
1997                 15.41%
1998                 30.59%
1999                 33.61%
2000               (20.17)%

 Best quarter during years shown      --     4th quarter, 1998:    30.29%
 Worst quarter during years shown     --     4th quarter, 2000:   (17.00)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H    CLASS I   S&P 500
 (INCEPTION DATE)                     (5/04/87)  (7/18/99)   INDEX
 ----------------                     ---------  ---------  --------
 One Year...........................    (20.17)%   (20.39)%   (9.10)%
 Five Years.........................     13.79%       N/A     18.33%
 Ten Years..........................     14.92%       N/A     17.44%
 Life of Class......................     13.59%     (4.75)%       *

-------------------

  * Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class H -14.67% and Class I -0.74%.

Mitchell Hutchins Series Trust    Aggressive Growth Portfolio

-------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximizing long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of U.S. companies that its sub-adviser expects to grow faster than the average rate of companies in the S&P 500 Index. The fund has the flexibility to invest in companies of any size, including small capitalization ("small cap") companies. In general, however, the fund invests the majority of its assets in mid capitalization ("mid cap") companies.

Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund invests in companies that are diversified over a cross-section of industries. The fund's investments may include growth companies, cyclical companies or companies that its sub-adviser believes to be undergoing a basic change in operations or markets that would result in a significant improvement in earnings.

The fund's investment adviser, Brinson Advisors, Inc., has appointed Nicholas-Applegate Capital Management, L.P. as the fund's sub-adviser. In selecting investments for the fund, Nicholas-Applegate uses a proprietary investment methodology to identify companies with attractive earnings and growth potential and to evaluate their investment prospects.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Aggressive Growth Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.

        TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993
1994                (2.90)%
1995                 21.04%
1996                 25.23%
1997                 20.76%
1998                 15.30%
1999                 25.07%
2000                (4.76)%

 Best quarter during years shown      --     4th quarter, 1998:    18.30%
 Worst quarter during years shown     --     3rd quarter, 1998:   (20.75)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H     S&P 500
 (INCEPTION DATE)                     (11/02/93)    INDEX
 ----------------                     ----------  ---------
 One Year...........................      (4.76)%    (9.10)%
 Five Years.........................      15.74%     18.33%
 Life of Class......................      13.20%     17.83%

Mitchell Hutchins Series Trust    Small Cap Portfolio

-------------------------------------------------------------------

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of small capitalization ("small cap") companies that its sub-adviser believes offer the possibility of above-average earnings growth. The fund may invest in both well-known and established companies and in new and unseasoned companies. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap. The fund may also invest in special situations. Special situations occur when the securities of a company are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The fund may also invest in non-convertible bonds and preferred stocks. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider the relevant economic and political outlook, the values of the specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources.

 - FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Small Cap Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on two broad-based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991
1992
1993
1994
1995
1996
1997
1998
1999                  6.13%
2000                 14.21%

 Best quarter during year shown       --     4th quarter, 1999:    16.48%
 Worst quarter during year shown      --     1st quarter, 1999:   (15.50)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                 CLASS H    CLASS I   S&P SMALLCAP  RUSSELL 2000
 (INCEPTION DATE)                     (9/28/98)  (7/6/99)    600 INDEX       INDEX
 ----------------                     ---------  ---------  ------------  ------------
 One Year...........................     14.21%     13.88%       11.80%        (3.02)%
 Life of Class .....................     22.40%     14.52%           *            **

-------------------

  * Average annual total returns for the S&P Small Cap 600 Index for the life of each class shown were as follows: Class H -18.96% and Class I -12.70%.
 ** Average annual total returns for the Russell 2000 Index for the life of each class shown were as follows: Class H -14.93% and Class I -5.01%.

Mitchell Hutchins Series Trust    Global Equity Portfolio

-------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of U.S. companies, established non-U.S. companies, companies participating in foreign economies with prospects for growth (including U.S. companies having their principal activities and interests outside the United States) and foreign government securities. The fund diversifies its holdings broadly among countries and normally invests in companies in at least three countries, one of which may be the United States, although the fund may invest a substantial portion of its assets in one or more foreign countries. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Brinson Advisors, Inc., has appointed Alliance Capital Management L.P. to serve as sub-adviser for the fund's investments. Alliance Capital allocates the fund's assets between U. S. and foreign markets based on its assessment of the relative risks and opportunities in each market.

In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth and capital appreciation over time, and the current price of its securities relative to their perceived worth.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 - FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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Mitchell Hutchins Series Trust    Global Equity Portfolio

-------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for the period after October 10, 2000, when Alliance Capital assumed day-to-day portfolio management responsibility.

        TOTAL RETURN ON CLASS H SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1991                  4.93%
1992                (7.55)%
1993                 40.02%
1994               (11.94)%
1995                (3.54)%
1996                 15.14%
1997                  7.16%
1998                 13.50%
1999                 18.47%
2000                (9.69)%

 Best quarter during years shown      --     4th quarter, 1998:    19.55%
 Worst quarter during years shown     --     3rd quarter, 1998:   (18.97)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

 CLASS                                CLASS H    CLASS I    MSCI WORLD
 (INCEPTION DATE)                     05/04/87    8/5/99      INDEX
 ----------------                     --------  ----------  ----------
 One Year...........................    (9.69)%     (9.82)%    (12.92)%
 Five Years.........................     8.42%        N/A       12.53%
 Ten Years..........................     5.64%        N/A       12.43%
 Life of Class......................     6.52%       1.17%          *

-------------------

  * Average annual total returns for the MSCI World Index for the life of each class shown were as follows: Class H -9.65% and Class I -0.50%.

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Mitchell Hutchins Series Trust

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MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. Balanced Portfolio's sub-adviser may not be successful in choosing the best allocation of the fund's assets between equity and debt securities. Balanced Portfolio is more dependent on the ability of its sub-adviser to successfully assess the relative values in each asset class than funds that do not so allocate their assets.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade (commonly known as "junk bonds") involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts, swap agreements and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary risk for U.S. government bonds and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise the "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then will have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

from the rise in value that generally occurs for bonds when interest rates fall.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. Strategic Fixed Income Portfolio, which uses leverage by investing in when-issued and delayed delivery bonds, attempts to limit the potential magnifying effect of the leverage by managing its portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small cap companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In general, all these risks are greater for small cap companies than for mid cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

SINGLE ISSUER CONCENTRATION RISK. Global Income Portfolio and Strategic Income Portfolio are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. In addition, if the board appoints a new sub-adviser to manage all or a portion of a fund's investments, it may increase its cash reserves to facilitate the transition to the investment style and strategies of the new sub-adviser. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

Money Market Portfolio invests exclusively in money market instruments. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

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Mitchell Hutchins Series Trust

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INVESTING IN THE FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the funds are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the funds -- not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The funds offer both Class H and Class I shares to insurance company separate accounts:

 - Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

 - Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by each fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The funds pay this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of a Mitchell Hutchins Series Trust fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The funds and Brinson Advisors (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time. Sales of shares of Strategic Income Portfolio, High Income Portfolio and Small Cap Portfolio were terminated effective on October 16, 2000.

PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. Each fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the funds' net asset value per share will be calculated as of the time trading was halted.

MONEY MARKET PORTFOLIO'S net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Money Market Portfolio values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the funds' board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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Mitchell Hutchins Series Trust

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MANAGEMENT

INVESTMENT MANAGER/ADVISER AND SUB-ADVISERS

Brinson Advisors, Inc. (formerly known as Mitchell Hutchins Asset Management Inc.) is the investment adviser and administrator of Money Market Portfolio, Strategic Fixed Income Portfolio and Aggressive Growth Portfolio. Brinson Advisors is the manager and administrator of the remaining funds. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On February 28, 2001, Brinson Advisors was manager, adviser or sub-adviser of 24 investment companies with 62 separate portfolios and aggregate assets of approximately $64.2 billion.

Brinson Advisors manages the investments of Money Market Portfolio directly and has appointed sub-advisers to manage the investments of the other funds.

Pacific Investment Management Company LLC ("PIMCO") is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On December 31, 2000, PIMCO had approximately $216 billion in assets under management and was adviser or sub-adviser of investment companies with 84 portfolios and aggregate assets of approximately $715 billion.

Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate") is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On March 31, 2001, Nicholas-Applegate had approximately $28.1 billion in assets under management and was the adviser or sub-adviser of 25 investment companies with 63 portfolios and aggregate net assets of approximately $3.65 billion.

Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, is a leading global investment management firm with approximately $454 billion in assets under management at December 31, 2000. Alliance Capital provides investment management services for many of the largest
U. S. public and private employee benefit plans, for public employee retirement funds, and for foundations, pension funds, endowments, bank, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

The funds have received an exemptive order from the SEC that permits their board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. The shareholders of each fund except Money Market Portfolio have approved this policy. As of the date of this prospectus, the shareholders of Money Market Portfolio have not been asked to do so.

ADVISORY FEES

The funds paid advisory fees to Brinson Advisors for the most recent fiscal year at the following annual contract rates based on average daily net assets.

Money Market Portfolio                              0.50%
High Grade Fixed Income Portfolio                   0.50%
Strategic Fixed Income Portfolio                    0.50%
Strategic Income Portfolio                          0.75%
Global Income Portfolio                             0.75%
High Income Portfolio                               0.50%
Balanced Portfolio                                  0.75%
Growth and Income Portfolio                         0.70%
Growth Portfolio                                    0.75%
Aggressive Growth Portfolio                         0.80%
Small Cap Portfolio                                 1.00%
Global Equity Portfolio                             0.75%

PORTFOLIO MANAGERS

MONEY MARKET PORTFOLIO. Susan Ryan, a senior vice president of Brinson Advisors, is responsible for the day-to-day management of this fund's investments. Ms. Ryan has been with Brinson Advisors since 1982. She has held her fund responsibilities since its inception.

HIGH GRADE FIXED INCOME PORTFOLIO. Timothy Bacik, an assistant vice president and fixed income portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Bacik, a Chartered Financial Analyst, manages domestic core portfolios and has eight years of investment experience. Prior to joining Alliance in 1996, Mr. Bacik focused on global bond portfolios at Scudder Stevens & Clark. Mr. Bacik received a B.A. in Economics from Wesleyan University.

STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO managing director, is primarily responsible for the day-to-day management of the fund's investments. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his fund responsibilities in September 1996.

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Mitchell Hutchins Series Trust

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STRATEGIC INCOME PORTFOLIO AND GLOBAL INCOME PORTFOLIO. Douglas J. Peebles, a
senior vice president and portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of these funds' investments and has held his fund responsibilities since October 10, 2000. Mr. Peebles is the group head of the global sector rotation department and has 13 years of investment experience. Mr. Peebles' portfolio management responsibilities at Alliance Capital include the management of global, international, global high yield and multi-sector fixed income portfolios. Mr. Peebles joined Alliance Capital in 1987 and worked in the fund accounting and tax exempt departments within Alliance. He holds a B.A. degree in Accounting and Political Science from Muhlenberg College and an M.B.A. from Rutgers University.

HIGH INCOME PORTFOLIO. Gregory R. Dube, a senior vice president and head of the global high yield group at Alliance Capital, and George D. Caffrey, a vice president and portfolio manager at Alliance Capital, are primarily responsible for the day-to-day management of the fund's investments and have held their fund responsibilities since October 10, 2000. Mr. Dube joined Alliance Capital in 1998 to head the global high yield group. Mr. Dube, a former partner of Donaldson, Lufkin & Jenrette, has an extensive background in credit services markets and 24 years of investment experience. He has traded and sold credit instruments including corporate, high-yield, private placement, mortgage, Euro and distressed debt and derivatives. Mr. Dube has been responsible for research, risk management and marketing functions in his management capacity at Donaldson, Lufkin & Jenrette, as executive director of Lehman Brothers International, and as national sales manager of taxable fixed income at Lehman Brothers. Mr. Dube is an honors graduate of Harvard College and a Rhodes Scholar Nominee. George D. Caffrey, a vice president and portfolio manager at Alliance Capital is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Before joining Alliance Capital in January 2000, Mr. Caffrey was part of the High Yield Bond Group at AIG Global Investment Corp. from 1995. Previously, he has held management positions in corporate finance and distressed debt at HSBC. Mr. Caffrey started his career at General Electric Capital. Mr. Caffrey received his B.A. from Holy Cross College and his M.B.A. from Johns Hopkins University. He is a member of the New York Society of Security Analysts, Fixed Income Analysts Society, Inc. and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has six years of investment experience.

BALANCED PORTFOLIO. Frank Caruso, a senior vice president and portfolio manager at Alliance Capital, and Andrew M. Aran, a senior vice president and director of corporate bond/credit research at Alliance Capital, are primarily responsible for the day-to-day management of the fund's investments and have held their fund responsibilities since October 10, 2000.

Prior to joining Alliance Capital in 1994, Mr. Caruso was a managing director at Shearson Lehman Advisors, Shearson's $50 billion money management organization. At Shearson Lehman Advisors, he was the lead portfolio manager for Shearson's family of growth and income mutual funds. Mr. Caruso holds a B.A. from SUNY College at Oneonta. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and the Association for Investment Management and Research and has 19 years of investment experience.

Mr. Aran joined Alliance Capital in 1991 and heads the corporate bond/credit research group. He is also responsible for analyzing U.S. and international financial services firms. As research director, he has oversight responsibilities for private placements, investment grade and high yield bonds, municipal and money markets research. Research conducted by corporate analysts is used by portfolio managers in determining appropriate risk adjusted value for investments in Alliance's fixed income mutual as well as for institutional fixed income accounts. Mr. Aran has 20 years of investment experience, including fixed income credit research at PaineWebber Incorporated and heading Standard & Poor's
U. S. Financial Institutional Rating Group as senior vice president. Mr. Aran is a Chartered Financial Analyst and holds a B.A. in Economics from Rutgers University and an M.B.A. in Finance/ International Business from Fordham's Graduate School of Business.

GROWTH AND INCOME PORTFOLIO. Frank Caruso, a senior vice president and portfolio manager at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Prior to joining Alliance Capital in 1994, Mr. Caruso was a managing director at Shearson Lehman Advisors, Shearson's $50 billion money management organization. At Shearson Lehman Advisors, he was the lead portfolio manager for Shearson's family of growth and income mutual funds.
Mr. Caruso holds a B.A. from SUNY College at Oneonta. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and the Association for Investment Management and Research and has 19 years of investment experience.

GROWTH PORTFOLIO. Alan E. Levi and Jane Mack Gould, each a senior vice president and portfolio manager at Alliance Capital, are primarily responsible for the day-to-day management of the fund's investments and have each held their fund responsibilities since January 9, 2001.

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Mr. Levi joined Alliance in 1973. He has equity portfolio management responsibilities in the Disciplined Growth Group. Prior to joining the Disciplined Growth Group in 1995, Mr. Levi held various responsibilities in the Equity Research Department both as an analyst and, between 1990-1995, as Director of Research. He is a past Director and Treasurer of the Bank and Financial Analysts Association and served as a Director of the New York Society of Security Analysts between 1992-1994. Mr. Levi received his undergraduate degree from Johns Hopkins and an M.B.A. from the University of Chicago.
Mr. Levi has 28 years of investment experience. Ms. Gould has been with Alliance and DLJ since 1965, serving first as a research analyst and, since 1969, as a portfolio manager. Previously, she served in the research department of Smith, Barney & Co. Ms. Gould was a Trustee of the Institute of Chartered Financial Analysts, and a member of the original ERISA Board for Welfare and Pension Benefit Plans. A Phi Beta Kappa graduate of Duke University, Ms. Gould graduated with distinction from the Harvard-Radcliffe Program in Business Administration. She is a Chartered Financial Analyst and has 40 years of investment experience.

AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of the fund's investments, has been under the supervision of portfolio manager John Kane for the past five years. Mr. Kane has been the lead portfolio manager for the team since he joined the firm in 1994. The team has held its fund responsibilities since the fund's inception.

SMALL CAP PORTFOLIO. Bruce K. Aronow, a senior vice president and portfolio manager/research analyst at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held his fund responsibilities since October 10, 2000. Mr. Aronow is team leader of the small cap growth equity portfolio management team. Prior to joining Alliance Capital in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors at INVESCO (NY) and auto/transportation since early 1997. He joined Chancellor Capital Management in 1994 as a small cap analyst primarily focusing on autos/transportation, specialty finance and consumer-related companies. Previously, Mr. Aronow was a senior associate with Kidder, Peabody & Company. Mr. Aronow has 12 years of investment experience and holds a B.A. with a concentration in Philosophy and a minor in Economics from Colgate University. He has served as a recent graduate member on the Board of Trustees of Colgate University from 1990-1993. Mr. Aronow is a Chartered Financial Analyst and a member of both the New York Society of Security Analysts and the Association of Investment Management and Research.

GLOBAL EQUITY PORTFOLIO. Sandra L. Yeager, a senior vice president at Alliance Capital, is primarily responsible for the day-to-day management of the fund's investments and has held her fund responsibilities since October 10, 2000. Ms. Yeager is a portfolio manager in the global/international equity group. Prior to portfolio management, she was a US Research Analyst at Alliance Capital covering the advertising, broadcasting, cable, media/entertainment and publishing business for three years and the bank and financial industries for five years. Before coming to Alliance Capital in 1990, Ms. Yeager was an analyst for Kidder, Peabody & Co. Ms. Yeager has 12 years of investment experience and received her undergraduate degree in Mathematics and English from Wellesley College and an M.B.A. from Harvard University.

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS

Dividends are paid in additional shares of the distributing fund unless the shareholder requests otherwise.

Money Market Portfolio declares dividends daily and pays them monthly; it does not expect to realize gains. The other funds normally declare and pay dividends and distribute any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the funds or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

 - the insurance company separate accounts that purchase and hold shares of the funds and

 -  the holders of contracts funded through those separate accounts.

Each fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of a fund to do so would result in taxation of the insurance company issuing the contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisers.

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. The Annual Reports may be obtained without charge by calling 1-800-986-0088.

Please note that not every fund had Class I shares outstanding during the periods shown.

The information in these tables pertains only to the funds and does not reflect charges related to the insurance company separate accounts that invest in the funds. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.

Mitchell Hutchins Series Trust    Money Market Portfolio

-------------------------------------------------------------------

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                                          CLASS H
                                          ---------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------
                                           2000    1999    1998    1997    1996
                                          ------  ------  ------  ------  -------
Net asset value, beginning of year......  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00
                                          ------  ------  ------  ------  -------

Net investment income...................    0.04    0.03    0.04    0.04     0.04
                                          ------  ------  ------  ------  -------

Dividends from net investment income....   (0.04)  (0.03)  (0.04)  (0.04)   (0.04)
                                          ------  ------  ------  ------  -------

Net asset value, end of year............  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00
                                          ======  ======  ======  ======  =======

Total investment return(1)..............    4.63%   3.55%   4.51%   4.53%    4.32%
                                          ======  ======  ======  ======  =======

Ratios/Supplemental Data:

Net assets, end of year (000's).........  $3,030  $5,590  $9,582  $8,906  $12,287

Expenses to average net assets..........    1.82%   1.64%   1.15%   1.22%    1.17%

Net investment income to average net
  assets................................    4.44%   3.52%   4.42%   4.43%    4.27%

--------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust    High Grade Fixed Income Portfolio

-------------------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                   CLASS H
                                          ----------------------------------------------------------
                                                       FOR THE YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             2000(2)        1999       1998       1997       1996
                                          --------------  ---------  ---------  ---------  ---------
Net asset value, beginning of year......      $ 8.82       $ 9.17     $ 9.29     $ 9.10     $ 9.49
                                              ------       ------     ------     ------     ------

Net investment income...................        0.57         0.54       0.56       0.55       0.50

Net realized and unrealized gains
  (losses) from investments.............        0.13        (0.89)      0.07       0.19      (0.37)
                                              ------       ------     ------     ------     ------

Net increase (decrease) from investment
  operations............................        0.70        (0.35)      0.63       0.74       0.13
                                              ------       ------     ------     ------     ------

Dividends from net investment income....       (0.59)          --      (0.56)     (0.55)     (0.52)

Distributions from net realized gains on
  investments...........................          --           --      (0.19)        --         --
                                              ------       ------     ------     ------     ------

Total dividends and distributions.......       (0.59)        0.00      (0.75)     (0.55)     (0.52)
                                              ------       ------     ------     ------     ------

Net asset value, end of year............      $ 8.93       $ 8.82     $ 9.17     $ 9.29     $ 9.10
                                              ======       ======     ======     ======     ======

Total investment return(1)..............        8.48%       (3.82)%     6.83%      8.13%      1.41%
                                              ======       ======     ======     ======     ======

Ratios/Supplemental Data:

Net assets, end of year (000's).........      $2,449       $4,568     $6,770     $7,345     $7,902

Expenses to average net assets..........        2.73%        1.91%      1.27%      1.43%      1.62%

Net investment income to average net
  assets................................        4.32%        4.65%      5.39%      5.54%      5.04%

Portfolio turnover rate.................         159%         166%       101%        95%       282%

--------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.
(2) Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.

Mitchell Hutchins Series Trust    Strategic Fixed Income Portfolio

-------------------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                          CLASS H
                                          ---------------------------------------
                                             FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------
                                           2000    1999    1998    1997    1996
                                          ------  ------  ------  ------  -------
Net asset value, beginning of year......  $10.42  $10.78  $10.64  $10.21  $ 10.61
                                          ------  ------  ------  ------  -------

Net investment income...................    0.82    0.72    0.70    0.69     0.70

Net realized and unrealized gains
  (losses) from investments, futures,
  options and foreign currency
  transactions..........................    0.34   (1.08)   0.21    0.44    (0.31)
                                          ------  ------  ------  ------  -------

Net increase (decrease) from investment
  operations............................    1.16   (0.36)   0.91    1.13     0.39
                                          ------  ------  ------  ------  -------

Dividends from net investment income....   (0.82)     --   (0.68)  (0.70)   (0.70)

Distributions from net realized gains on
  investments...........................      --    0.00++  (0.09)     --   (0.09)
                                          ------  ------  ------  ------  -------

Total dividends and distributions.......   (0.82)   0.00   (0.77)  (0.70)   (0.79)
                                          ------  ------  ------  ------  -------

Net asset value, end of year............  $10.76  $10.42  $10.78  $10.64  $ 10.21
                                          ======  ======  ======  ======  =======

Total investment return(1)..............   11.95%  (3.32)%   8.62%  11.00%    3.79%
                                          ======  ======  ======  ======  =======

Ratios/Supplemental Data:

Net assets, end of year (000's).........  $3,740  $6,250  $9,469  $9,891  $10,689

Expenses to average net assets..........    2.28%+   1.82%+   1.10%+   1.00%    1.52%

Net investment income to average net
  assets................................    5.11%   5.34%   5.88%   6.04%    5.88%

Portfolio turnover......................     690%    503%    245%    175%     317%

--------------------

+ Includes 0.09%, 0.10% and 0.14% of interest expense related to the reverse repurchase agreements entered into during the years ended December 31, 2000, December 31, 1999 and December 31, 1998, respectively.
++ The Fund paid a distribution of less than $0.005 per share for the year ended December 31, 1999.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust    Strategic Income Portfolio

-------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                CLASS H                                            CLASS I
                            -----------------------------------------------  ----------------------------------------------------
                               FOR THE YEARS ENDED        FOR THE PERIOD                                        FOR THE PERIOD
                                   DECEMBER 31,         SEPTEMBER 28, 1998+             FOR THE               JANUARY 5, 1999++
                            --------------------------        THROUGH                  YEAR ENDED                  THROUGH
                               2000(2)         1999      DECEMBER 31, 1998        DECEMBER 31, 2000(2)        DECEMBER 31, 1999
                            --------------  ----------  -------------------  ------------------------------  --------------------
Net asset value, beginning
  of period...............     $ 11.73       $ 12.19          $ 12.00                    $11.73                     $12.22
                               -------       -------          -------                    ------                     ------

Net investment income.....        0.80@         0.77@            0.14                      0.76@                      0.76@

Net realized and
  unrealized gains
  (losses) from
  investments, foreign
  currency and futures
  contracts...............       (0.68)@       (0.54)@           0.20                     (0.67)@                    (0.56)@
                               -------       -------          -------                    ------                     ------

Net increase from
  investment operations...        0.12          0.23             0.34                      0.09                       0.20
                               -------       -------          -------                    ------                     ------

Dividends from net
  investment income.......       (0.54)        (0.68)           (0.14)                    (0.51)                     (0.68)

Distributions from net
  realized gains from
  investments.............          --            --            (0.01)                       --                         --

Distributions from paid in
  capital.................          --         (0.01)              --                        --                      (0.01)
                               -------       -------          -------                    ------                     ------

Total dividends and
  distributions to
  shareholders............       (0.54)        (0.69)           (0.15)                    (0.51)                     (0.69)
                               -------       -------          -------                    ------                     ------

Net asset value, end of
  period..................     $ 11.31       $ 11.73          $ 12.19                    $11.31                     $11.73
                               =======       =======          =======                    ======                     ======

Total investment
  return(1)...............        1.00%         1.89%            2.84%                     0.80%                      1.63%
                               =======       =======          =======                    ======                     ======

Ratios/Supplemental data:

Net assets, end of period
  (000's).................     $10,899       $11,423          $10,328                    $2,089                     $1,335

Expenses to average net
  assets, before waiver
  from manager............        1.59%         1.62%            1.44%*                    1.83%                      1.87%*

Expenses to average net
  assets, after waiver
  from manager............        1.59%         1.62%            1.44%*                    1.80%                      1.62%*

Net investment income to
  average net assets,
  before waiver from
  manager.................        6.84%         6.20%            5.09%*                    6.61%                      5.75%*

Net investment income to
  average net assets,
  after waiver from
  manager.................        6.84%         6.20%            5.09%*                    6.64%                      6.00%*

Portfolio turnover rate...         273%          403%              81%                      273%                       403%

--------------------

+    Commencement of operations.
++   Commencement of issuance of shares.
*    Annualized.
@    Calculated using the average daily shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.

Mitchell Hutchins Series Trust    Global Income Portfolio

-------------------------------------------------------------------

GLOBAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                           CLASS H
                                          -----------------------------------------
                                              FOR THE YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                          2000+    1999    1998     1997     1996
                                          ------  ------  -------  -------  -------
Net asset value, beginning of year......  $10.54  $11.07  $ 10.81  $ 11.14  $ 11.20
                                          ------  ------  -------  -------  -------

Net investment income...................    0.53    0.59     0.69     0.75     0.87

Net realized and unrealized gains
  (losses) from investments and foreign
  currency..............................   (0.03)  (1.12)    0.36    (0.36)   (0.13)
                                          ------  ------  -------  -------  -------

Net increase (decrease) from investment
  operations............................    0.50   (0.53)    1.05     0.39     0.74
                                          ------  ------  -------  -------  -------

Dividends from net investment income....   (0.32)     --    (0.61)   (0.71)   (0.79)

Distributions from net realized gains
  from investments......................      --      --    (0.18)   (0.01)   (0.01)
                                          ------  ------  -------  -------  -------

Total dividends and distributions.......   (0.32)     --    (0.79)   (0.72)   (0.80)
                                          ------  ------  -------  -------  -------

Net asset value, end of year............  $10.72  $10.54  $ 11.07  $ 10.81  $ 11.14
                                          ======  ======  =======  =======  =======

Total investment return(1)..............    4.87%  (4.79)%    9.69%    3.50%    6.62%
                                          ======  ======  =======  =======  =======

Ratios/Supplemental Data:

Net assets, end of year (000's).........  $6,295  $8,828  $14,702  $17,730  $24,436

Expenses to average net assets..........    2.55%   2.09%    1.68%    1.52%    1.56%

Net investment income to average net
  assets................................    4.54%   4.62%    5.53%    6.34%    6.56%

Portfolio turnover rate.................     115%     43%     104%     142%     134%

--------------------

+ Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust    High Income Portfolio

-------------------------------------------------------------------

HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                          CLASS H
                                          ----------------------------------------
                                          FOR THE YEARS ENDED    FOR THE PERIOD
                                             DECEMBER 31,      SEPTEMBER 28, 1998+
                                          -------------------        THROUGH
                                           2000++     1999      DECEMBER 31, 1998
                                          --------  ---------  -------------------
Net asset value, beginning of period....   $11.75    $ 12.40         $ 12.00
                                           ------    -------         -------

Net investment income...................     1.09       1.21            0.20

Net realized and unrealized gains
  (losses) from investments.............    (2.87)     (0.54)           0.42

Net increase (decrease) from investment
  operations............................    (1.78)      0.67            0.62
                                           ------    -------         -------

Dividends from net investment income....    (1.09)     (1.21)          (0.20)

Distributions from net realized gains
  from investments......................       --      (0.11)          (0.02)
                                           ------    -------         -------

Total dividends and distributions.......    (1.09)     (1.32)          (0.22)
                                           ------    -------         -------

Net asset value, end of period..........   $ 8.88    $ 11.75         $ 12.40
                                           ======    =======         =======

Total investment return(1)..............   (15.14)%     5.42%           5.16%
                                           ======    =======         =======

Ratios/Supplemental Data:

Net assets, end of period (000's).......   $9,042    $12,561         $10,933

Expenses to average net assets..........     1.28%      1.35%           1.20%*

Net investment income to average net
  assets................................     9.69%      9.44%           7.04%*

Portfolio turnover rate.................       39%        69%             21%

--------------------

+    Commencement of operations.
*    Annualized.
++ Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust    Balanced Portfolio

-------------------------------------------------------------------

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                          --------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------------------
                                             2000(2)         1999        1998        1997       1996#
                                          --------------  ----------  ----------  ----------  ----------
Net asset value, beginning of period....     $ 11.75       $ 11.54     $ 11.33     $ 10.95     $ 10.70
                                             -------       -------     -------     -------     -------

Net investment income...................        0.28          0.26        0.28        0.28        0.29

Net realized and unrealized gains
  (losses) from investments and
  futures...............................       (0.25)        (0.05)       1.61        2.44        1.49
                                             -------       -------     -------     -------     -------

Net increase from investment
  operations............................        0.03          0.21        1.89        2.72        1.78
                                             -------       -------     -------     -------     -------

Dividends from net investment income....       (0.27)           --       (0.27)      (0.28)      (0.28)

Distributions from net realized gains
  from investments......................       (1.57)        (0.00)++    (1.41)      (2.06)      (1.25)
                                             -------       -------     -------     -------     -------

Total dividends and distributions.......       (1.84)        (0.00)      (1.68)      (2.34)      (1.53)
                                             -------       -------     -------     -------     -------

Net asset value, end of period..........     $  9.94       $ 11.75     $ 11.54     $ 11.33     $ 10.95
                                             =======       =======     =======     =======     =======

Total investment return(1)..............        0.34%         1.82%      16.81%      24.86%      16.82%
                                             =======       =======     =======     =======     =======

Ratios/Supplemental data:

Net assets, end of period...............     $13,941       $21,418     $28,549     $28,211     $29,224

Expenses to average net assets, before
  waiver from manager...................        1.34%         1.25%       0.97%       1.19%       1.24%

Expenses to average net assets, after
  waiver from manager...................        1.34%         1.25%       0.97%       1.19%       1.24%

Net investment income to average net
  assets, before waiver from manager....        2.12%         1.81%       2.08%       2.06%       2.29%

Net investment income to average net
  assets, after waiver from manager.....        2.12%         1.81%       2.08%       2.06%       2.29%

Portfolio turnover......................         185%          206%        177%        169%        235%

                                                                CLASS I
                                          ----------------------------------------------------
                                                                             FOR THE PERIOD
                                                     FOR THE                AUGUST 17, 1999+
                                                    YEAR ENDED                  THROUGH
                                               DECEMBER 31, 2000(2)        DECEMBER 31, 1999
                                          ------------------------------  --------------------
Net asset value, beginning of period....              $11.75                     $11.37
                                                      ------                     ------
Net investment income...................                0.25                       0.04
Net realized and unrealized gains
  (losses) from investments and
  futures...............................               (0.25)                      0.34
                                                      ------                     ------
Net increase from investment
  operations............................                0.00                       0.38
                                                      ------                     ------
Dividends from net investment income....               (0.27)                        --
Distributions from net realized gains
  from investments......................               (1.57)                     (0.00)++
                                                      ------                     ------
Total dividends and distributions.......               (1.84)                     (0.00)
                                                      ------                     ------
Net asset value, end of period..........              $ 9.91                     $11.75
                                                      ======                     ======
Total investment return(1)..............                0.04%                      3.34%
                                                      ======                     ======
Ratios/Supplemental data:
Net assets, end of period...............              $1,719                     $  596
Expenses to average net assets, before
  waiver from manager...................                1.57%                      1.82%*
Expenses to average net assets, after
  waiver from manager...................                1.54%                      1.57%*
Net investment income to average net
  assets, before waiver from manager....                1.98%                      1.14%*
Net investment income to average net
  assets, after waiver from manager.....                2.01%                      1.39%*
Portfolio turnover......................                 185%                       206%

--------------------

+    Commencement of issuance of shares.
# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.

Mitchell Hutchins Series Trust    Growth and Income Portfolio

-------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                          --------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------------------
                                             2000(2)         1999        1998        1997        1996
                                          --------------  ----------  ----------  ----------  ----------
Net asset value, beginning of period....     $ 16.34       $ 14.81     $ 13.69     $ 12.27     $ 11.83
                                             -------       -------     -------     -------     -------

Net investment income...................        0.13@         0.05@       0.07        0.10        0.06

Net realized and unrealized gains
  (losses) from investments.............       (0.85)@        1.48@       2.16        3.88        2.53
                                             -------       -------     -------     -------     -------

Net increase (decrease) from investment
  operations............................       (0.72)         1.53        2.23        3.98        2.59
                                             -------       -------     -------     -------     -------

Dividends from net investment income....       (0.05)        (0.00)#     (0.07)      (0.10)      (0.06)

Distributions from net realized gains
  from investments......................       (1.05)           --       (1.04)      (2.46)      (2.09)
                                             -------       -------     -------     -------     -------

Total dividends and distributions.......       (1.10)        (0.00)#     (1.11)      (2.56)      (2.15)
                                             -------       -------     -------     -------     -------

Net asset value, end of period..........     $ 14.52       $ 16.34     $ 14.81     $ 13.69     $ 12.27
                                             =======       =======     =======     =======     =======

Total investment return(1)..............       (4.87)%       10.33%      16.32%      32.45%      22.12%
                                             =======       =======     =======     =======     =======

Ratios/Supplemental Data:

Net assets, end of period (000's).......     $17,471       $22,457     $24,497     $18,493     $14,520

Expenses to average net assets, before
  waiver from manager...................        1.14%         1.23%       1.04%       1.04%       1.58%

Expenses to average net assets, after
  waiver from manager...................        1.14%         1.23%       1.04%       1.04%       1.58%

Net investment income to average net
  assets, before waiver from manager....        0.83%         0.36%       0.46%       0.71%       0.49%

Net investment income to average net
  assets, after waiver from manager.....        0.83%         0.36%       0.46%       0.71%       0.49%

Portfolio turnover rate.................         122%           65%         69%         92%         99%

                                                                CLASS I
                                          ----------------------------------------------------
                                                                             FOR THE PERIOD
                                                     FOR THE                JANUARY 5, 1999+
                                                    YEAR ENDED                  THROUGH
                                               DECEMBER 31, 2000(2)        DECEMBER 31, 1999
                                          ------------------------------  --------------------
Net asset value, beginning of period....              $16.35                     $14.70
                                                      ------                     ------
Net investment income...................                0.10@                      0.04@
Net realized and unrealized gains
  (losses) from investments.............               (0.85)@                     1.61@
                                                      ------                     ------
Net increase (decrease) from investment
  operations............................               (0.75)                      1.65
                                                      ------                     ------
Dividends from net investment income....               (0.05)                     (0.00)#
Distributions from net realized gains
  from investments......................               (1.05)                        --
                                                      ------                     ------
Total dividends and distributions.......               (1.10)                     (0.00)#
                                                      ------                     ------
Net asset value, end of period..........              $14.50                     $16.35
                                                      ======                     ======
Total investment return(1)..............               (5.06)%                    11.23%
                                                      ======                     ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......              $8,045                     $6,201
Expenses to average net assets, before
  waiver from manager...................                1.37%                      1.48%*
Expenses to average net assets, after
  waiver from manager...................                1.33%                      1.23%*
Net investment income to average net
  assets, before waiver from manager....                0.62%                      0.04%*
Net investment income to average net
  assets, after waiver from manager.....                0.66%                      0.29%*
Portfolio turnover rate.................                 122%                        65%

--------------------

+    Commencement of issuance of shares.
*    Annualized.
#    The portfolio made a distribution of less than $0.005.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.

Mitchell Hutchins Series Trust    Growth Portfolio

-------------------------------------------------------------------

GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                             CLASS H                                      CLASS I
                           -------------------------------------------  -------------------------------------------
                                                                                                  FOR THE PERIOD
                                FOR THE YEARS ENDED DECEMBER 31,               FOR THE            JULY 18, 1999+
                           -------------------------------------------       YEAR ENDED              THROUGH
                            2000#    1999     1998     1997     1996     DECEMBER 31, 2000#     DECEMBER 31, 1999
                           -------  -------  -------  -------  -------  ---------------------  --------------------
Net asset value,
  beginning of period....  $ 24.09  $ 18.03  $ 15.63  $ 17.48  $ 17.57         $24.09                 $20.59
                           -------  -------  -------  -------  -------         ------                 ------

Net investment income
  (loss).................    (0.12)   (0.14)   (0.07)    0.03    (0.06)         (0.15)                 (0.03)

Net realized and
  unrealized gains
  (losses) from
  investments............    (3.46)    6.20     4.79     2.69     3.29          (3.47)                  3.53
                           -------  -------  -------  -------  -------         ------                 ------

Net increase (decrease)
  from investment
  operations.............    (3.58)    6.06     4.72     2.72     3.23          (3.62)                  3.50
                           -------  -------  -------  -------  -------         ------                 ------

Dividends from net
  investment income......       --       --       --    (0.03)      --             --                     --

Distributions from net
  realized gains from
  investments............    (5.52)   (0.00)++   (2.32)   (4.54)   (3.32)         (5.52)               (0.00)++
                           -------  -------  -------  -------  -------         ------                 ------

Total dividends and other
  distributions..........    (5.52)   (0.00)   (2.32)   (4.57)   (3.32)         (5.52)                 (0.00)
                           -------  -------  -------  -------  -------         ------                 ------

Net asset value, end of
  period.................  $ 14.99  $ 24.09  $ 18.03  $ 15.63  $ 17.48         $14.95                 $24.09
                           =======  =======  =======  =======  =======         ======                 ======

Total investment
  return(1)..............   (20.17)%   33.61%   30.59%   15.41%   18.70%        (20.39)%               17.00%
                           =======  =======  =======  =======  =======         ======                 ======

Ratios/Supplemental Data:

Net assets, end of period
  (000's)................  $21,521  $36,428  $36,830  $30,586  $36,357         $1,853                 $2,375

Expenses to average net
  assets, before waiver
  from manager...........     1.11%    1.11%    1.05%    1.05%    1.14%          1.41%                  1.39%*

Expenses to average net
  assets, after waiver
  from manager...........     1.11%    1.11%    1.05%    1.05%    1.14%          1.37%                  1.14%*

Net investment income
  (loss) to average net
  assets, before waiver
  from manager...........    (0.57)%   (0.58)%   (0.37)%    0.12%   (0.29)%         (0.86)%            (0.83)%*

Net investment income
  (loss) to average net
  assets, after waiver
  from manager...........    (0.57)%   (0.58)%   (0.37)%    0.12%   (0.29)%         (0.82)%            (0.58)%*

Portfolio turnover
  rate...................       53%      23%      50%      89%      53%            53%                    23%

--------------------

+    Commencement of issuance of shares.
*    Annualized.
# Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.
++ The Fund paid a distribution of less than $0.005 for the period ended December 31, 1999.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges: results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust    Aggressive Growth Portfolio

-------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                            CLASS H
                           ------------------------------------------
                                FOR THE YEARS ENDED DECEMBER 31,
                           ------------------------------------------
                            2000    1999     1998     1997     1996
                           ------  -------  -------  -------  -------
Net asset value,
  beginning of year......  $17.06  $ 13.64  $ 13.40  $ 13.09  $ 11.34
                           ------  -------  -------  -------  -------

Net investment loss......   (0.14)   (0.18)   (0.12)   (0.09)   (0.10)

Net realized and
  unrealized gains from
  investments............    0.48     3.60     2.15     2.78     2.93
                           ------  -------  -------  -------  -------

Net increase from
  investment
  operations.............    0.34     3.42     2.03     2.69     2.83
                           ------  -------  -------  -------  -------

Distributions from net
  realized gains from
  investments............   (8.59)      --    (1.79)   (2.38)   (1.08)
                           ------  -------  -------  -------  -------

Net asset value, end of
  year...................  $ 8.81  $ 17.06  $ 13.64  $ 13.40  $ 13.09
                           ======  =======  =======  =======  =======

Total investment
  return(1)..............   (4.76)%   25.07%   15.30%   20.76%   25.23%
                           ======  =======  =======  =======  =======

Ratios/Supplemental Data:

Net assets, end of year
  (000's)................  $8,986  $15,491  $18,715  $19,076  $19,167

Expenses to average net
  assets.................    1.42%    1.38%    1.21%    1.18%    1.52%

Net investment loss to
  average net assets.....   (1.12)%   (0.95)%   (0.70)%   (0.59)%   (0.74)%

Portfolio turnover
  rate...................     124%     135%      73%      89%     115%

--------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust    Small Cap Portfolio

-------------------------------------------------------------------

SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                                           CLASS H                                     CLASS I
                                          -----------------------------------------  -------------------------------------------
                                          FOR THE YEARS ENDED     FOR THE PERIOD                               FOR THE PERIOD
                                              DECEMBER 31,      SEPTEMBER 28, 1998+         FOR THE            JULY 6, 1999+
                                          --------------------        THROUGH             YEAR ENDED              THROUGH
                                            2000#      1999      DECEMBER 31, 1998    DECEMBER 31, 2000#     DECEMBER 31, 1999
                                          ---------  ---------  -------------------  ---------------------  --------------------
Net asset value, beginning of period....   $15.26     $14.90          $12.00                $15.25                 $14.70
                                           ------     ------          ------                ------                 ------

Net investment loss.....................    (0.23)     (0.41)          (0.04)                (0.22)                 (0.12)

Net realized and unrealized gains from
  investments...........................     2.42       1.32            3.67                  2.36                   1.22
                                           ------     ------          ------                ------                 ------

Net increase from investment
  operations............................     2.19       0.91            3.63                  2.14                   1.10
                                           ------     ------          ------                ------                 ------

Distributions from net realized gains
  from investments......................    (3.63)     (0.55)          (0.73)                (3.63)                 (0.55)
                                           ------     ------          ------                ------                 ------

Net asset value, end of period..........   $13.82     $15.26          $14.90                $13.76                 $15.25
                                           ======     ======          ======                ======                 ======

Total investment return(1)..............    14.21%      6.13%          30.36%                13.88%                  7.51%
                                           ======     ======          ======                ======                 ======

Ratios/Supplemental Data:

Net assets, end of period (000's).......   $4,599     $4,769          $4,057                $  655                 $  301

Expenses to average net assets, before
  waiver from manager...................     2.21%      3.86%           1.94%*                2.46%                  4.05%*

Expenses to average net assets, after
  waiver from manager...................     2.21%      3.86%           1.94%*                2.44%                  3.80%*

Net investment loss to average net
  assets, before waiver from manager....    (1.48)%    (3.09)%         (1.27)%*              (1.72)%                (3.38)%*

Net investment loss to average net
  assets, after waiver from manager.....    (1.48)%    (3.09)%         (1.27)%*              (1.70)%                (3.13)%*

Portfolio turnover rate.................      142%        98%             17%                  142%                    98%

--------------------

+    Commencement of issuance of shares.
# Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust    Global Equity Portfolio

-------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                          --------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------------------
                                             2000(2)         1999        1998        1997        1996
                                          --------------  ----------  ----------  ----------  ----------
Net asset value, beginning of period....      $16.21       $ 13.74     $ 14.62     $ 13.74     $ 12.00
                                              ------       -------     -------     -------     -------

Net investment income (loss)............        0.02         (0.03)       0.08        0.04        0.07

Net realized and unrealized gains
  (losses) from investments, futures and
  foreign currency transactions.........       (1.42)         2.56        1.92        0.94        1.75
                                              ------       -------     -------     -------     -------

Net increase (decrease) from investment
  operations............................       (1.40)         2.53        2.00        0.98        1.82
                                              ------       -------     -------     -------     -------

Dividends from net investment income....       (0.14)        (0.05)         --       (0.04)      (0.08)

Distributions from net realized gains
  from investments......................       (1.52)        (0.01)      (2.88)      (0.06)         --
                                              ------       -------     -------     -------     -------

Total dividends and other
  distributions.........................       (1.66)        (0.06)      (2.88)      (0.10)      (0.08)
                                              ------       -------     -------     -------     -------

Net asset value, end of period..........      $13.15       $ 16.21     $ 13.74     $ 14.62     $ 13.74
                                              ======       =======     =======     =======     =======

Total investment return(1)..............       (9.69)%       18.47%      13.50%       7.16%      15.14%
                                              ======       =======     =======     =======     =======

Ratios/Supplemental Data:

Net assets, end of period (000's).......      $8,129       $13,015     $15,799     $21,215     $25,701

Expenses to average net assets, before
  waiver from manager...................        1.74%         1.85%       1.33%       1.07%       1.10%

Expenses to average net assets, after
  waiver from manager...................        1.74%         1.85%       1.33%       1.07%       1.10%

Net investment income to average net
  assets, before waiver from manager....        0.14%         0.13%       0.46%       0.26%       0.46%

Net investment income to average net
  assets, after waiver from manager.....        0.14%         0.13%       0.46%       0.26%       0.46%

Portfolio turnover rate.................          99%           63%        154%         81%         44%

                                                                CLASS I
                                          ----------------------------------------------------
                                                                             FOR THE PERIOD
                                                     FOR THE                AUGUST 5, 1999+
                                                    YEAR ENDED                  THROUGH
                                               DECEMBER 31, 2000(2)        DECEMBER 31, 1999
                                          ------------------------------  --------------------
Net asset value, beginning of period....              $16.20                     $14.43
                                                      ------                     ------
Net investment income (loss)............               (0.01)                      0.01
Net realized and unrealized gains
  (losses) from investments, futures and
  foreign currency transactions.........               (1.41)                      1.82
                                                      ------                     ------
Net increase (decrease) from investment
  operations............................               (1.42)                      1.83
                                                      ------                     ------
Dividends from net investment income....               (0.14)                     (0.05)
Distributions from net realized gains
  from investments......................               (1.52)                     (0.01)
                                                      ------                     ------
Total dividends and other
  distributions.........................               (1.66)                     (0.06)
                                                      ------                     ------
Net asset value, end of period..........              $13.12                     $16.20
                                                      ======                     ======
Total investment return(1)..............               (9.82)%                    12.74%
                                                      ======                     ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......              $  616                     $  387
Expenses to average net assets, before
  waiver from manager...................                2.01%                      2.25%*
Expenses to average net assets, after
  waiver from manager...................                1.98%                      2.00%*
Net investment income to average net
  assets, before waiver from manager....               (0.18)%                    (0.89)%*
Net investment income to average net
  assets, after waiver from manager.....               (0.15)%                    (0.64)%*
Portfolio turnover rate.................                  99%                        63%

--------------------

+    Commencement of issuance of shares.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Investment Sub-Advisory functions for this portfolio were transferred from Brinson Advisors to Alliance Capital Management L.P. on October 10, 2000.

Mitchell Hutchins Series Trust

-------------------------------------------------------------------

If you want more information about the funds, the following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS

         Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS

         The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI, or request other information, by contacting the funds directly at 1-800-986-0088.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

 - For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 - Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov

Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919

-C-2001 Brinson Advisors, Inc. All rights reserved.